Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2024
Personnel Costs [Abstract]
Schedule of Personnel Costs
Thousands of $ For the years ended December 31	2024	2023	2022
The number of employees at the end of the year was:
Laboratory operations	101	79	67
R&D staff	31	31	19
S&M staff	94	106	101
G&A staff	86	84	71
Total number of employees	312	300	258
Their aggregate remuneration comprised:
Wages and salaries	46,719	38,568	27,182
Health insurance expenses	5,969	5,202	3,843
Social security costs	3,028	2,752	2,098
Share-based compensation	1,725	665	867
Pension costs	1,448	1,186	827
Other costs	883	990	1,073
Total personnel costs	59,772	49,363	35,890